Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 113	$ (7,158)	$ (2,512)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(33,938)	42,414	(7,890)
Other comprehensive (loss) income	(33,938)	42,414	(7,890)
Total comprehensive (loss) income	$ (33,825)	$ 35,256	$ (10,402)